Transfers of Receivables - Assets and Liabilities of Securitizations (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securitization Transactions [Line Items]
Cash and cash equivalents	$ 8,077	$ 8,886	$ 6,179	$ 9,424
Allowance for Credit Losses	548	422	359
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	130,190	121,902	$ 108,433
Related Debt	$ 126,492	119,601
Finance Receivables Classification [Abstract]
Threshold of whether it is probable that finance receivables will be held for the foreseeable future	70.00%
Variable Interest Entity, Primary Beneficiary [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	$ 3,047	3,949
Related Debt	43,730	43,086
Securitization Transactions [Member] | Consolidated Entity Including Variable Interest Entities (VIE) [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	3,400	4,300
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	70,300	67,000
Allowance for Credit Losses	200	100
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	70,100	66,900
Related Debt	50,400	50,000
Securitization Transactions [Member] | Consolidated Entity Including Variable Interest Entities (VIE) [Member] | Financing Receivable [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	2,900	3,800
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	58,500	53,700
Allowance for Credit Losses	200	100
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	58,300	53,600
Related Debt	43,000	41,100
Securitization Transactions [Member] | Consolidated Entity Including Variable Interest Entities (VIE) [Member] | Retail [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	1,900	1,800
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	32,500	27,600
Allowance for Credit Losses	200	100
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	32,300	27,500
Related Debt	28,800	25,000
Securitization Transactions [Member] | Consolidated Entity Including Variable Interest Entities (VIE) [Member] | Wholesale [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	1,000	2,000
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	26,000	26,100
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	26,000	26,100
Related Debt	14,200	16,100
Securitization Transactions [Member] | Consolidated Entity Including Variable Interest Entities (VIE) [Member] | Net Investment in Operating Leases [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	500	500
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	11,800	13,300
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	11,800	13,300
Related Debt	7,400	8,900
Securitization Transactions [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	3,000	3,900
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	62,900	59,300
Allowance for Credit Losses	200	100
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	62,700	59,200
Related Debt	43,700	43,100
Securitization Transactions [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Financing Receivable [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	2,500	3,400
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	51,100	46,000
Allowance for Credit Losses	200	100
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	50,900	45,900
Related Debt	36,300	34,200
Securitization Transactions [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Retail [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	1,500	1,400
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	25,900	20,900
Allowance for Credit Losses	200	100
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	25,700	20,800
Related Debt	22,700	18,900
Securitization Transactions [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Wholesale [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	1,000	2,000
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	25,200	25,100
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	25,200	25,100
Related Debt	13,600	15,300
Securitization Transactions [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Net Investment in Operating Leases [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	500	500
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	11,800	13,300
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	11,800	13,300
Related Debt	7,400	8,900
Securitization Transactions [Member] | Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	400	400
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	7,400	7,700
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	7,400	7,700
Related Debt	6,700	6,900
Securitization Transactions [Member] | Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Financing Receivable [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	400	400
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	7,400	7,700
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	7,400	7,700
Related Debt	6,700	6,900
Securitization Transactions [Member] | Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Retail [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	400	400
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	6,600	6,700
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	6,600	6,700
Related Debt	6,100	6,100
Securitization Transactions [Member] | Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Wholesale [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	0	0
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	800	1,000
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	800	1,000
Related Debt	600	800
Securitization Transactions [Member] | Consolidated Entity Excluding Variable Interest Entities (VIE) [Member] | Net Investment in Operating Leases [Member]
Securitization Transactions [Line Items]
Cash and cash equivalents	0	0
Finance Receivables and Net Investment in Operating Leases, Before Allowance for Credit Losses	0	0
Allowance for Credit Losses	0	0
Finance Receivables and Net Investment In Operating Leases, After Allowance for Credit Losses	0	0
Related Debt	$ 0	$ 0